S000045541 [Member] Expense Example - AB Concentrated International Growth Portfolio	Oct. 28, 2025 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,280
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	537
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,923
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293	[1]
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	$ 2,199

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.